Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
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Schedule of Assets Held for Sale

Assets held for sale are comprised of the following:

At December 31,	2015	2016
At net book value:
Land	$364	$341
Buildings	17,613	16,496
Machinery and equipment	24	23
Leasehold improvements	2,239	2,097
Others	14	13

Total	$20,254	$18,970